Advances to suppliers	12 Months Ended
Mar. 31, 2020
Advances To Suppliers [Abstract]
Advances to suppliers

5. Advances to suppliers

Advances to suppliers consists of the following:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Advances to suppliers	42,145	32,628

The movement of allowance for doubtful accounts is shown below:

	Year Ended March 31,
	2019	2020
	(Amounts in thousands of RMB)
Beginning balance	(26,317)	-
Additions	-	(3,245)
Reversal	3,629	-
Write-offs	22,688	3,245
Ending balance	-	-

The Company was in dispute with one of its suppliers in 2018, and based on an assessment of the recoverability, the Company provided full provision against the advances paid to the supplier of RMB26,317 as of March 31, 2018. During the year ended March 31, 2019, the Company was able to recoup a portion of the advances to this supplier in the amount of RMB3,629. The remaining RMB22,688 of advances to this supplier that were previously fully provided has been written off in the year ended March 31, 2019.